CREDIT FACILITY	12 Months Ended
Dec. 31, 2018
CREDIT FACILITY
CREDIT FACILITY

21. CREDIT FACILITY

On December 28, 2018, certain subsidiaries of the Group entered into a credit agreement with ZheShang Bank to provide a revolving credit facility that allows the Company to borrow up to RMB 475,000 for working capital purpose. Any advances drawn on the credit facility will incur interest at one-year loan prime rate plus 10% and mature within 6 months. As of December 31, 2018, no amounts have been drawn on the line of credit facility.